CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603



                               September 24, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:              First Trust Exchange-Traded Fund (the "Trust")


To the Commission:

      On behalf of the above Trust, with respect to its series, the First Trust Value Line(R) Equity Allocation Index Fund (the "Fund"), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be released to shareholders of the Fund on or about October 6, 2014. Please contact the undersigned at (312) 845-3446 (fax: (312) 701-2361) (e-mail:
russell@chapman.com) with any questions or comments regarding this filing.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell